Summary of Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 2,008,161	$ 16,505	$ 292,774
Accounts receivable	463,565	581,479
Inventory	76,570	101,110
Property & equipment	17,451	20,015
Total Assets	2,982,081	901,351
Total Current Liabilities	529,233	852,038
Members' Equity	2,452,848	49,313	531,041
Total Liabilities and Members' Equity	2,982,081	901,351
Expenses	3,339,532	1,885,084
Net operating loss	(1,987,276)	(647,560)
Other income (expenses)	(12,347)	(34,168)
Net loss	(1,999,623)	(681,728)
Meatball Obsession, LLC [Member]
Cash	117,777	246,100
Accounts receivable	5,234
Inventory	14,935
Property & equipment	75,861
Other assets	60,370	32,500
Total Assets	274,177	278,600
Accounts payable	25,731
Other current liabilities	8,354
Total Current Liabilities	34,085
Members' Equity	240,092	49,313
Total Liabilities and Members' Equity	274,177	278,600
Revenues	315,493
Cost of goods sold	129,571	4,950
Expenses	534,961	143,772
Net operating loss	(349,039)	(148,721)
Other income (expenses)	(1,988)	289
Net loss	$ (351,027)	$ (148,432)